Reply Attention of	Ethan P. Minsky
Direct Tel.	604.643.3151
EMail Address	epm@cwilson.com
Our File No.	29741-0001 / CW1141961.1

July 11, 2007

BY EDGAR AND BY COURIER

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, NE

Washington, DC 20549-4561

USA

Attention:	Jason Wynn

Dear Sirs:

Re: Argentex Mining Corporation Registration Statement on Form SB-2 Filed March 5, 2007 File No. 333-141073

                              Thank you for your letter of March 23, 2007 with respect to the Registration Statement on Form SB-2 (the "Form SB-2") filed by Argentex Mining Corporation (the "Company"). For your ease of reference, our responses are numbered in a manner that corresponds with your comments. We enclose three blacklined copies of Amendment No. 1 to the Form SB-2 (the "Amendment").

Selling Security Holders, page 16

1.

Disclose whether any selling shareholder is a registered broker-dealer or affiliate of a registered broker-dealer. If a registered broker-dealer, please identify the selling shareholder as an underwriter unless the securities you are registering on its behalf compensated the shareholder for investment banking services. If any selling shareholder is an affiliate of a registered broker-dealer, please disclose whether the shareholder purchased the securities you are registering on its behalf in the ordinary course of business, and that at the time of the purchase of the securities to be resold, the shareholder had no agreements or understandings, directly or indirectly, with any party to distribute the securities. Otherwise, identify the selling shareholder as an underwriter.

HSBC Building 800 – 885 West Georgia Street Vancouver BC V6C 3H1 Canada Tel.: 604.687.5700 Fax: 604.687.6314 www.cwilson.com

Some lawyers at Clark Wilson LLP practice through law corporations.

The Company has expanded the paragraph immediately preceding the selling securityholders table to confirm that, to its knowledge and after inquiry, none of the selling shareholders is a registered broker-dealer or an affiliate of a registered broker-dealer. In addition, the expanded paragraph reflects that each of the selling securityholders represented and warranted to the Company that it was not acting as an underwriter in respect of any securities of the Company, nor was it affiliated with any person acting as an underwriter in respect of any securities of the Company, and that it is not participating, pursuant to a contract or otherwise, in any distribution of the Company’s securities. This expanded paragraph reflects that each of the selling securityholders represented and warranted to the Company that it acquired these securities of the Company for its own account and without any intent to sell, assign, transfer or otherwise dispose of the shares. In addition, the Company has reduced the number of selling shareholders by one and the number of securities to be registered by 750,000 (consisting of 500,000 common shares already issued and 250,000 common shares that may in the future be issued upon the exercise of 250,000 share purchase warrants, all of which are held by the one investor that has been removed from the selling shareholder table). See page 15 of the Amendment.

Executive Compensation, page 54

2.	Revise this section to comply with the new requirements for Items 402, 403, 404 and 407(a) of Regulation S-B that went into effect on November 7, 2006.

The Company has revised the Executive Compensation section to comply with the new requirements for Items 402, 403, 404 and 407(a) of Regulation S-B that went into effect on November 7, 2006. (see pages 54 to 58 of the Amendment).

Signatures

3.

Please revise to comply with the signature requirements of Form SB-2. For instance, it appears you have not provided the signature of the company’s controller or principal accounting officer. See the signature requirements for the Form SB-2.

The Company has revised the signature page of the Form SB-2 to indicate that the chief financial officer also discharges the functions of principal accounting officer. (see page 90 of the Amendment)

We look forward to any further comments you may have regarding the Amendment or with respect to any of the above responses. Should you have any questions, please do not hesitate to contact the writer directly at 604.643.3151.

Yours truly,

CLARK WILSON LLP

Per: /s/ Ethan P. Minsky

Ethan P. Minsky

EPM/epm

CW1141961.1